Consolidated Statement of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Diluted loss per share attributable to equity holders of the Parent	$ (0.60)	$ (2.35)	$ (1.03)